BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2011
Business Segments
BUSINESS SEGMENTS

17. BUSINESS SEGMENTS

The Corporation assesses its results among two operating segments, Banking and PGB Trust and Investments. Management uses certain methodologies to allocate income and expense to the business segments. A funds transfer pricing methodology is used to assign interest income and interest expense. Certain indirect expenses are allocated to segments. These include support unit expenses such as technology and operations and other support functions. Taxes are allocated to each segment based on the effective rate for the period shown.

Banking

The Banking segment includes commercial, commercial real estate, residential and consumer lending activities; deposit generation; operation of ATMs; telephone and internet banking services; merchant credit card services and customer support and sales.

PGB Trust & Investments

PGB Trust & Investments includes asset management services provided for individuals and institutions; personal trust services, including services as executor, trustee, administrator, custodian and guardian, corporate trust services including services as trustee for pension and profit sharing plans; and other financial planning and advisory services.

The following table presents the statements of income and total assets for the Corporation’s reportable segments for the twelve months ended December 31, 2011, 2010 and 2009.

Twelve Months Ended December 31, 2011
		PGB Trust
(In Thousands)	Banking	& Investments	Total
Net Interest Income	$45,394	$3,521	$48,915
Noninterest Income	5,748	10,968	16,716
Total Income	51,142	14,489	65,631
Provision for Loan Losses	7,250	—	7,250
Salaries and Benefits	18,194	5,036	23,230
Premises and Equipment Expense	8,717	654	9,371
Other Noninterest Expense	7,837	3,961	11,798
Total Noninterest Expense	41,998	9,651	51,649
Income Before Income Tax Expense	9,144	4,838	13,982
Income Tax Expense	153	1,661	1,814
Net Income	$8,991	$3,177	$12,168
Total Assets at Period End	$1,599,007	$1,328	$1,600,335

Twelve Months Ended December 31, 2010
		PGB Trust
(In Thousands)	Banking	& Investments	Total
Net Interest Income	$46,291	$3,599	$49,890
Noninterest Income	4,076	10,039	14,115
Total Income	50,367	13,638	64,005
Provision for Loan Losses	10,000	—	10,000
Salaries and Benefits	17,570	4,959	22,529
Premises and Equipment Expense	8,861	763	9,624
Other Noninterest Expense	6,984	3,973	10,957
Total Noninterest Expense	43,415	9,695	53,110
Income Before Income Tax Expense	6,952	3,943	10,895
Income Tax Expense	2,060	1,171	3,231
Net Income	$4,892	$2,772	$7,664
Total Assets at Period End	$1,504,098	$1,327	$1,505,425

Twelve Months Ended December 31, 2009
		PGB Trust
(In Thousands)	Banking	& Investments	Total
Net Interest Income	$44,622	$3,726	$48,348
Noninterest (Loss)/Income	4,202	9,596	13,798
Total (Loss)/Income	48,824	13,322	62,146
Provision for Loan Losses	9,700	—	9,700
Salaries and Benefits	17,051	4,826	21,877
Premises and Equipment Expense	8,042	761	8,803
Other Noninterest Expense	8,207	3,379	11,586
Total Noninterest Expense	43,000	8,966	51,966
(Loss)/Income Before Income Tax Expense	5,824	4,356	10,180
Income Tax (Benefit)/Expense	1,747	1,307	3,054
Net (Loss)/Income	$4,077	$3,049	$7,126
Total Assets at Period End	$1,510,615	$1,738	$1,512,353